Statement of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	3 Months Ended
Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Equity issuance for cash per share amount	$ 0.10
Equity issuance per share amount value	$ 0.50